Income Taxes	12 Months Ended
Aug. 31, 2012
Income Tax Disclosure
Income Tax Disclosure

NOTE 6. INCOME TAXES

As of August 31,

	2012	2011
Deferred tax assets:
Net operating tax carryforwards	$ 35,527	$ 24,845
Other	-	-

Gross deferred tax assets	35,527	24,845
Valuation allowance	(35,527)	(24,845)

Net deferred tax assets	$ -	$ -

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.